Loans Receivable (excluding Covered Loans) Loans Impaired, Loan Commitments and Loans Serviced (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment in impaired loans	$ 565,553	$ 476,822
Impaired loans with allocated reserves	44,167	123,862
Reserves on impaired loans	15,983	41,912
Average balance of impaired loans	523,363	486,665
Interest income from impaired loans	28,366	28,081
Outstanding fixed rate origination commitments	151,990	67,542
Loans serviced for others	$ 58,673	$ 102,775